Exchange differences, (net)	12 Months Ended
Dec. 31, 2017
Exchange differences (net)
Exchange differences (net)

39. Exchange differences (net)

Exchange differences (net) shows the gains or losses arising on the translation of monetary items in foreign currency to the functional currency as a result of changes in foreign exchange rates.